UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21940

EIP Investment Trust
(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC

10 Wright Street

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Bruno Dos Santos

c/o Energy Income Partners, LLC

10 Wright Street

Westport, CT 06880
(Name and address of agent for service)

203-349-8232

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023, through October 31, 2024

Item 1. Reports to Stockholders.

(a)

EIP Growth & Income Fund
Investor Class | EIPFX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”). You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.65%*
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s Investor Class returned 29.07% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the Alerian MLP Total Return Index (“AMZX” or “Benchmark”), which returned 22.28% for the same Period. The Fund underperformed the S&P 500 Index (“Index”), which returned 38.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The outperformance of the Fund relative to the Benchmark was attributable to overweight positions in natural gas pipeline companies that outperformed the Benchmark and are not included in the Benchmark. Underweight positions in crude oil pipeline master limited partnerships relative to the Benchmark also contributed to the Fund’s relative performance. The performance of the Index was driven by a select few companies accounting for a large portion of the Index performance over the Period. Despite strong earnings growth and improving sentiment, the Index still experienced greater multiple expansion compared to the companies in the Fund’s portfolio. Energy Income Partners, LLC, the Fund’s investment manager, has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the Benchmark.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline and utility companies in the portfolio. This was partially offset by lower year-over-year earnings of integrated oil companies and multiple contractions of renewable developers in the Fund. Total return swaps performed roughly in-line with the directly owned securities in the portfolio and positively contributed to the Fund’s performance.

Top Contributors
↑	DT Midstream, Inc.
↑	Targa Resources Corp
↑	Energy Transfer, LP
↑	ONEOK, Inc.
↑	Kinder Morgan, Inc.
EIP Growth & Income Fund	PAGE 1	TSR-AR-268529104

Top Detractors
↓	BP PLC - ADR
↓	Schlumberger NV
↓	Halliburton Co.
↓	NextEra Energy Partners, LP
↓	Patterson-UTI Energy, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/18/2016)
Investor Class (without sales charge)	29.07	11.43	7.39
S&P 500 TR	38.02	15.27	14.98
Alerian MLP Total Return Index	22.28	14.66	7.13
Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$75,502,366
Number of Holdings	91
Net Advisory Fee	$432,901
Portfolio Turnover	40%
Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
EIP Growth & Income Fund	PAGE 2	TSR-AR-268529104

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Holdings	(%)
Energy Transfer, LP	7.0%
Enterprise Products Partners, LP	6.6%
ONEOK, Inc.	6.6%
DT Midstream, Inc.	4.5%
MPLX, LP	3.4%
Targa Resources Corp.	3.4%
National Fuel Gas Co.	2.9%
Imperial Oil Ltd.	2.8%
Clearway Energy, Inc. - Class A	2.6%
Kinder Morgan, Inc.	2.6%

Security Type	(%)
Common Stocks	74.7%
Master Limited Partnerships	25.7%
Money Market Funds	1.6%
Total Return Swaps	0.0%**
Liabilities in Excess of Other Assets	-2.0%
Industry Breakdown (%)
*	Percentages are stated as a percent of net assets.
**	Represents less than 0.05% of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.eipfunds.com/products/mutual-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-766-8694, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIP Growth & Income Fund	PAGE 3	TSR-AR-268529104

EIP Growth & Income Fund
Class I | EIPIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”). You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.25%*
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s Class I returned 29.58% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the Alerian MLP Total Return Index (“AMZX” or “Benchmark”), which returned 22.28% for the same Period. The Fund underperformed the S&P 500 Index (“Index”), which returned 38.02% for the same Period.
WHAT FACTORS INFLUENCED PERFORMANCE
The outperformance of the Fund relative to the Benchmark was attributable to overweight positions in natural gas pipeline companies that outperformed the Benchmark and are not included in the Benchmark. Underweight positions in crude oil pipeline master limited partnerships relative to the Benchmark also contributed to the Fund’s relative performance. The performance of the Index was driven by a select few companies accounting for a large portion of the Index performance over the Period. Despite strong earnings growth and improving sentiment, the Index still experienced greater multiple expansion compared to the companies in the Fund’s portfolio. Energy Income Partners, LLC, the Fund’s investment manager, has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the Benchmark.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline and utility companies in the portfolio. This was partially offset by lower year-over-year earnings of integrated oil companies and multiple contractions of renewable developers in the Fund. Total return swaps performed roughly in-line with the directly owned securities in the portfolio and positively contributed to the Fund’s performance.

Top Contributors
↑	DT Midstream, Inc.
↑	Targa Resources Corp
↑	Energy Transfer, LP
↑	ONEOK, Inc.
↑	Kinder Morgan, Inc.
EIP Growth & Income Fund	PAGE 1	TSR-AR-268529203

Top Detractors
↓	BP PLC - ADR
↓	Schlumberger NV
↓	Halliburton Co.
↓	NextEra Energy Partners, LP
↓	Patterson-UTI Energy, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	29.58	11.87	5.20
S&P 500 TR	38.02	15.27	13.00
Alerian MLP Total Return Index	22.28	14.66	2.17
Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$75,502,366
Number of Holdings	91
Net Advisory Fee	$432,901
Portfolio Turnover	40%
Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
EIP Growth & Income Fund	PAGE 2	TSR-AR-268529203

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Holdings	(%)
Energy Transfer, LP	7.0%
Enterprise Products Partners, LP	6.6%
ONEOK, Inc.	6.6%
DT Midstream, Inc.	4.5%
MPLX, LP	3.4%
Targa Resources Corp.	3.4%
National Fuel Gas Co.	2.9%
Imperial Oil Ltd.	2.8%
Clearway Energy, Inc. - Class A	2.6%
Kinder Morgan, Inc.	2.6%

Security Type	(%)
Common Stocks	74.7%
Master Limited Partnerships	25.7%
Money Market Funds	1.6%
Total Return Swaps	0.0%**
Liabilities in Excess of Other Assets	-2.0%
Industry Breakdown (%)
*	Percentages are stated as a percent of net assets.
**	Represents less than 0.05% of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.eipfunds.com/products/mutual-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-766-8694, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIP Growth & Income Fund	PAGE 3	TSR-AR-268529203

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Faia is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended October 31, 2024, the registrant’s principal accountant billed the registrant $49,600 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended October 31, 2023, the registrant’s principal accountant billed the registrant $51,284 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

None.

(c) Tax Fees

For the fiscal year ended October 31, 2024, the registrant’s principal accountant billed the registrant $22,300 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences

For the fiscal year ended October 31, 2023, the registrant’s principal accountant billed the registrant $21,630 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences

(d) All Other Fees

None.

(e)(1)	The audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows:

The Registrant’s Audit Committee (the “Committee”) annually reviews and, if the Committee so determines, pre-approves the scope of the audit of EIP Growth and Income Fund (the “Fund”) and proposed audit fees and permitted non-audit (including audit-related) services that are proposed to be performed by the Fund’s independent accountants for the Fund as well as for the Fund’s investment adviser (Energy Income Partners, LLC, (“EIP”)) or any entity controlling, controlled by or under common control with EIP that provides ongoing services to the Fund (“Applicable Service Providers”), if the engagement relates directly to the operations and financial reporting of the Fund.

In addition to the Committee’s pre-approval of services, the engagement of the independent accounting firm for any permitted non-audit service provided to the Fund also requires the separate pre-approval of the President, Treasurer or Assistant Treasurer of the Fund, who may only grant such approval if he or she believes that the accounting firm’s engagement will not adversely affect the firm’s independence.

Individual (i) audit services, (ii) audit-related services, (iii) tax services, and (iv) services that are not audit, audit-related, or tax services that are not presented to the Committee as part of the annual pre-approval process may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee at any regular or special meeting (whether in-person or telephonic). Such services may also be pre-approved by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for the particular service for which pre-approval is sought does not exceed $75,000 for audit services or $100,000 for all other permitted services. Any pre-approval by a Committee member shall be reported to the full Committee at its next regularly scheduled meeting.

(e)(2)	There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2024 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024, and October 31, 2023, was $256,000 and $250,000, respectively.
(h)	The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)         Not applicable

(j)         Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
EIP GROWTH AND INCOME FUND
Annual Financial Statements and Other Information
October 31, 2024

EIP Growth and Income Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 74.7%
Canada- 10.0%
Energy - 6.8%
Imperial Oil Ltd.	28,510	$2,127,474
Keyera Corp.	41,930	1,287,698
South Bow Corp.(a)	5,281	131,814
Suncor Energy, Inc.	9,620	363,147
TC Energy Corp.	26,426	1,229,073
		5,139,206
Independent Power and Renewable Electricity Producers - 0.2%
Northland Power, Inc.	9,530	144,831
Utilities - 3.0%
AltaGas, Ltd.	7,901	188,793
Atco Ltd./Canada - Class I	29,570	1,026,195
Canadian Utilities Ltd. - Class A	2,100	53,769
Emera, Inc.	730	27,578
Fortis, Inc./Canada	13,570	587,008
Hydro One Ltd.(b)	11,530	371,236
		2,254,579
Total Canada		7,538,616
Denmark- 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted A/S - ADR(a)	5,175	100,602
France- 2.4%
Energy - 2.4%
TotalEnergies SE - ADR	29,140	1,822,998
Italy- 0.2%
Utilities - 0.2%
Enel SpA - ADR	22,784	172,247
Spain - 0.0%(c)
Independent Power and Renewable Electricity Producers - 0.0%(c)
EDP Renovaveis SA	346	4,659
United Kingdom- 3.6%
Energy - 3.3%
BP PLC - ADR	37,130	1,090,137
Shell PLC - ADR	20,240	1,367,212
		2,457,349
Energy Equipment & Services - 0.3%
TechnipFMC PLC	8,080	215,655
Total United Kingdom		2,673,004

	Shares	Value
United States - 58.4%(d)
Construction & Engineering - 3.3%
Fluor Corp.(a)	23,060	$1,205,577
Quanta Services, Inc.	4,160	1,254,781
		2,460,358
Energy - 21.8%
Cheniere Energy, Inc.	5,950	1,138,711
DT Midstream, Inc.	37,600	3,389,640
Enbridge, Inc.	19,979	807,152
EQT Corp.	10,890	397,920
Exxon Mobil Corp.	7,900	922,562
Kinder Morgan, Inc.	79,540	1,949,525
ONEOK, Inc.	51,295	4,969,460
Targa Resources Corp.	15,250	2,546,140
The Williams Companies, Inc.	6,909	361,824
		16,482,934
Energy Equipment & Services - 3.4%
Archrock, Inc.	17,070	341,741
Cactus, Inc. - Class A	3,810	225,895
Generac Holdings, Inc.(a)	2,720	450,296
Halliburton Co.	17,250	478,515
Helmerich & Payne, Inc.	4,810	161,616
NOV, Inc.	10,980	170,300
Schlumberger NV	19,340	774,954
		2,603,317
Independent Power and Renewable Electricity Producers - 5.5%
Clearway Energy, Inc. - Class A	73,320	1,953,245
The AES Corp.	68,870	1,135,666
Vistra Corp.	8,530	1,065,909
		4,154,820
Professional Services - 0.3%
Amentum Holdings, Inc.(a)	1,270	37,770
Jacobs Solutions, Inc.	1,270	178,536
		216,306
Utilities - 24.1%
Alliant Energy Corp.	20,890	1,253,400
Ameren Corp.	2,910	253,490
American Electric Power Co., Inc.	14,119	1,394,251
American Water Works Co., Inc.	90	12,430
Atmos Energy Corp.	8,260	1,146,323
CenterPoint Energy, Inc.	12,880	380,346
Chesapeake Utilities Corp.	3,270	391,713
CMS Energy Corp.	7,556	525,973
Constellation Energy Corp.	2,170	570,623
Dominion Energy, Inc.	7,260	432,188
DTE Energy Co.	5,984	743,333
Duke Energy Corp.	3,620	417,277
Entergy Corp.	7,170	1,109,773
Essential Utilities, Inc.	12,800	494,080
Evergy, Inc.	15,530	938,633

See accompanying Notes to Financial Statements.

1

EIP Growth and Income Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
IDACORP, Inc.	3,090	$319,753
National Fuel Gas Co.	35,620	2,156,079
New Jersey Resources Corp.	6,450	295,991
ONE Gas, Inc.	7,825	557,688
PPL Corp.	32,140	1,046,478
Public Service Enterprise Group, Inc.	10,100	903,041
Sempra Energy	11,720	977,096
The Southern Co.	4,350	395,981
UGI Corp.	6,900	164,979
WEC Energy Group, Inc.	8,300	792,899
Xcel Energy, Inc.	7,964	532,075
		18,205,893
Total United States		44,123,628
TOTAL COMMON STOCKS (Cost $43,744,032)		56,435,754
	Units
MASTER LIMITED PARTNERSHIPS - 25.7%
United States - 25.7%(d)
Chemicals - 1.4%
Westlake Chemical Partners, LP	48,111	1,082,497
Energy - 23.2%
Cheniere Energy Partners, LP	20,265	1,024,396
Energy Transfer, LP	320,370	5,279,697
Enterprise Products Partners, LP	173,424	4,970,332
Hess Midstream, LP - Class A(e)	17,580	609,147
MPLX, LP	58,190	2,584,800
Plains GP Holdings, LP(e)	76,490	1,315,628
Sunoco, LP	19,520	991,616
TXO Partners, LP	40,580	755,600
		17,531,216
Energy Equipment & Services - 0.3%
USA Compression Partners, LP	9,440	205,886
Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners, LP(e)	30,588	591,878
Total United States		19,411,477
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $14,235,048)		19,411,477

	Shares	Value
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Treasury Obligations Fund - Class Z, 4.51%(f)	1,178,535	1,178,535
TOTAL SHORT-TERM INVESTMENTS (Cost $1,178,535)		1,178,535
TOTAL INVESTMENTS - 102.0% (Cost $59,157,615)		$77,025,766
Liabilities in Excess of Other Assets - (2.0)%		(1,523,400)
TOTAL NET ASSETS - 100.0%		$75,502,366

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $371,236 or 0.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e)	This Security has elected to be treated as a corporation for U.S. federal income tax purposes.
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
See accompanying Notes to Financial Statements.

2

EIP Growth and Income Fund
Schedule of Total Return Swap Contracts
as of October 31, 2024
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received.
The amount of $960,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at October 31, 2024:

Reference Entity	Counterparty	Long/ Short	Maturity Date	Notional Amount(1)	Value/Unrealized Appreciation (Depreciation)(2)
American Water Works Co., Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	$35,300	$(857)
Atmos Energy Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	394,760	(9,894)
Cheniere Energy, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	82,706	3,217
Clearway Energy, Inc. - Class A	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	202,123	5,453
DT Midstream, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	373,129	19,035
Enterprise Products Partners, LP	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	2,231,213	(4,180)
IDACORP, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	95,376	(402)
Kinder Morgan, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	66,852	(58)
New Jersey Resources Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	75,042	(1,338)
Sempra Energy	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	624,343	(6,394)
The Williams Companies, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	127,759	3,384
					$7,966

(1)	The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2)	Amounts include $30,647 of net dividends and financing costs.
See accompanying Notes to Financial Statements.

3

EIP Growth and Income Fund
Statement of Assets and Liabilities
October 31, 2024

ASSETS:
Investments, at value (cost $59,157,615)	$77,025,766
Restricted cash for swaps	960,000
Appreciation on swaps (premium paid $0)	31,089
Receivables:
Dividends	190,173
Fund shares sold	68,000
Interest	7,455
Investment securities sold	958
Prepaid expenses	34,305
Total assets	78,317,746
LIABILITIES:
Depreciation on swaps (premium received $0)	23,123
Payables:
Fund shares purchased	2,589,695
Investment advisory fees (Note 3)	43,754
Professional fees	98,176
Accounting and administration fees (Note 3)	23,999
Trustees fees and related expenses (Note 3)	6,674
Printing expense	4,598
Custodian fees	2,401
Distribution (12b-1) and service fees (Note 3)	8,284
Other accrued expenses	14,676
Total liabilities	2,815,380
NET ASSETS	$75,502,366
Net Assets Consist of:
Par value ($0.01 per share)	41,618
Paid-in capital	54,829,178
Total Distributable earnings	20,631,570
Total Net Assets	75,502,366
Class I
Shares outstanding (unlimited number of shares authorized)	4,073,090
Net Assets	73,898,875
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$18.14
Investor Class
Shares outstanding (unlimited number of shares authorized)	88,662
Net Assets	1,603,491
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$18.09

See accompanying Notes to Financial Statements.

4

EIP Growth and Income Fund
Statement of Operations
For the Year Ended October 31, 2024

INVESTMENT INCOME:
Dividends	$2,039,374
Less: foreign taxes withheld	(74,452)
Interest	150,758
Total investment income	2,115,680
EXPENSES:
Investment advisory fees (Note 3)	823,273
Accounting and administration fees (Note 3)	147,063
Professional fees	142,977
Trustees fees and related expenses (Note 3)	81,645
Transfer agent fees (Note 3)	58,149
Insurance expense	50,328
Federal and state registration fees	44,280
Compliance fees	35,834
Custodian fees	19,391
Printing expenses	12,779
Distribution (12b-1) and service fees (Note 3)	6,463
Miscellaneous expenses	3,744
Total expenses	1,425,926
Expense reimbursement by Advisor (Note 3)	(390,372)
Net expenses	1,035,554
Net investment income/(loss)	1,080,126
NET REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on:
Investments	7,183,099
Swaps	590,074
Foreign currency transactions	(9,207)
Net realized gain/(loss)	7,763,966
Net change in unrealized appreciation/(depreciation) on:
Investments	12,523,912
Swaps	186,804
Foreign currency translations	915
Net change in unrealized appreciation/(depreciation)	12,711,631
Net realized and unrealized gain/(loss)	20,475,597
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$21,555,723

See accompanying Notes to Financial Statements.

5

EIP Growth and Income Fund
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment income/(loss)	$1,080,126	$1,521,836
Net realized gain/(loss) on investments, swaps, and foreign currency transactions	7,763,966	2,579,392
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	12,711,631	(984,494)
Net increase/(decrease) in net assets from operations	21,555,723	3,116,734
DISTRIBUTIONS TO SHAREHOLDERS FROM*:
Investment Operations - Class I	(3,145,092)	(20,834,147)
Return of Capital - Class I	—	(261,100)
Investment Operations - Investor Class	(56,993)	(786,199)
Return of Capital - Investor Class	—	(5,762)
Total distributions	(3,202,085)	(21,887,208)
CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from sales of Fund shares	6,161,019	4,367,317
Proceeds from reinvestment of distributions	3,075,518	20,587,884
Cost of Fund shares redeemed	(37,628,768)	(44,611,209)
Net increase/(decrease) in net assets from capital share transactions	(28,392,231)	(19,656,008)
Investor Class
Proceeds from sales of Fund shares	56,619	1,654,128
Proceeds from reinvestment of distributions	56,729	791,883
Cost of Fund shares redeemed	(889,737)	(3,385,803)
Net increase/(decrease) in net assets from capital share transactions	(776,389)	(939,792)
Total increase/(decrease) in net assets	(10,814,982)	(39,366,274)
NET ASSETS:
Beginning of year	86,317,348	125,683,622
End of year	$75,502,366	$86,317,348
Changes in Shares Outstanding
Class I
Shares sold	375,394	289,827
Shares issued to holders in reinvestments of dividends	190,065	1,379,417
Shares redeemed	(2,285,168)	(2,847,701)
Net increase/(decrease)	(1,719,709)	(1,178,457)
Investor Class
Shares sold	3,471	103,998
Shares issued to holders in reinvestments of dividends	3,538	53,173
Shares redeemed	(58,349)	(226,366)
Net increase/(decrease)	(51,340)	(69,195)

*	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See accompanying Notes to Financial Statements.

6

EIP GROWTH AND INCOME FUND
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2024

CASH PROVIDED BY (USED IN) OPERATING ACTIVITES
Net increase in net assets from operations	$21,555,723
Adjustments to reconcile net increase in net assets resulting from operations:
Purchases of investment securities	(31,523,646)
Sales of investment securities	57,209,062
Sales of short-term investments, net	593,460
Net realized gain on investments	(7,183,099)
Net change in unrealized appreciation/depreciation on investments, swaps and foreign currency translations	(12,711,631)
Return of capital distributions received from investments in master limited partnerships	1,662,386
(Increase) decrease in assets:
Receivables:
Dividends and interest receivable	308,047
Prepaid expenses	1,617
Increase (decrease) in liabilities:
Payables:
Distribution (12b-1) and service fees payable	7,842
Due to Custodian	(117,594)
Trustee fees and related expenses payable	812
Accounting and administration fees	(2,022)
Custodian fees payable	(139)
Printing expense payable	298
Investment advisory fee payable	13,330
Other accrued expenses	(5,069)
Professional fees payable	22,163
Net cash provided by operating activities	29,831,540
Cash Flows Provided by (Used in) Financing Activities
Proceeds from shares sold	6,251,738
Payment on shares redeemed	(36,013,440)
Cash distributions paid to Shareholders	(69,838)
Net cash used in financing activities	(29,831,540)
Net decrease in cash, restricted cash, and foreign currency	$—
Cash, restricted cash and foreign currency*
Beginning Balance	960,000
Ending Balance	$960,000
Supplemental information
Non-cash financing activities-distributions reinvested	$3,132,247

*	Includes cash of $0 and $0 and restricted cash for swaps of $960,000 and $960,000 as of October 31, 2024 and October 31, 2023, respectively.
See accompanying Notes to Financial Statements.

7

EIP GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
Class I
The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a share outstanding throughout each period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$14.55	$17.50	$16.03	$12.34	$15.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.21	0.22	0.14	0.06	0.03
Net realized and unrealized gain (loss) on investments	4.01	0.21	2.26	4.18	(2.36)
Total from investment operations	4.22	0.43	2.40	4.24	(2.33)
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income	(0.55)	(0.53)	(0.93)	(0.55)	—
Return of capital	—	(0.04)	—	—	(0.54)
Net realized gain	(0.08)	(2.81)	—	—	—
Total from distributions	(0.63)	(3.38)	(0.93)	(0.55)	(0.54)
Net increase (decrease) in net asset value	3.59	(2.95)	1.47	3.69	(2.87)
Net asset value, end of period/year	$18.14	$14.55	$17.50	$16.03	$12.34
Total return	29.58%	2.48%	15.40%	34.88%	(15.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$73,899	$84,286	$122,031	$159,475	$123,743
Ratios of expenses to average net assets:(2)(3)
Before expense reimbursement	1.72%	1.56%	1.47%	1.55%	1.87%
After expense reimbursement	1.25%	1.25%	1.25%	1.37%	1.72%
Ratios of net investment income/(loss) to average net assets
Before fees waived and expenses reimbursed	0.85%	1.12%	0.60%	0.21%	0.10%
After fees waived and expenses reimbursed	1.32%	1.43%	0.82%	0.39%	0.25%
Portfolio turnover rate excluding securities sold short transactions	40%	32%	112%	80%	82%
Portfolio turnover rate including securities sold short transactions	N/A	N/A	N/A	94%	94%

Portfolio turnover is calculated for the Fund as a whole.
(1)Per share investment loss has been calculated using the average shares method.
(2)Before expense reimbursement excluding interest expense.	1.72%	1.56%	1.47%	1.43%	1.40%
(3)After expense reimbursement excluding interest expense.	1.25%	1.25%	1.25%	1.25%	1.25%

See accompanying Notes to Financial Statements.

8

EIP GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
Investor Class
The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a share outstanding throughout each period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$14.51	$17.46	$16.00	$12.32	$15.19
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.15	0.15	0.06	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	3.99	0.21	2.27	4.17	(2.34)
Total from investment operations	4.14	0.36	2.33	4.18	(2.38)
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income	(0.49)	(0.31)	(0.87)	(0.50)	—
Return of capital	—	(0.02)	—	—	(0.49)
Net realized gain	(0.07)	(2.98)	—	—	—
Total from distributions	(0.56)	(3.31)	(0.87)	(0.50)	(0.49)
Net increase (decrease) in net asset value	3.58	(2.95)	1.46	3.68	(2.87)
Net asset value, end of period/year	$18.09	$14.51	$17.46	$16.00	$12.32
Total return	29.07%	2.06%	14.97%	34.36%	(15.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$1,603	$2,031	$3,653	$894	$427
Ratios of expenses to average net assets:(2)(3)
Before expense reimbursement	2.12%	1.96%	1.98%	1.91%	2.36%
After expense reimbursement	1.65%	1.65%	1.65%	1.73%	2.19%
Ratios of net investment income/(loss) to average net assets
Before fees waived and expenses reimbursed	0.47%	0.70%	0.04%	(0.15)%	(0.47)%
After fees waived and expenses reimbursed	0.94%	1.01%	0.37%	0.03%	(0.30)%
Portfolio turnover rate excluding securities sold short transactions	40%	32%	112%	80%	82%
Portfolio turnover rate including securities sold short transactions	N/A	N/A	N/A	94%	94%

Portfolio turnover is calculated for the Fund as a whole.
(1)Per share investment loss has been calculated using the average shares method.
(2)Before expense reimbursement excluding interest expense.	2.12%	1.96%	1.98%	1.83%	1.82%
(3)After expense reimbursement excluding interest expense.	1.65%	1.65%	1.65%	1.65%	1.65%

See accompanying Notes to Financial Statements.

9

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024
1. ORGANIZATION
EIP Growth and Income Fund (the “Fund”) is a diversified series of EIP Investment Trust (the “Trust”), a Delaware statutory trust. The Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 22, 2006. Energy Income Partners, LLC (the “Manager” or “Adviser”) serves as the Fund’s investment adviser. On October 14, 2016, Fund shares were registered under the Securities Act of 1933, as amended. The Fund offers two classes of shares: Class I and Investor Class.
The Fund’s primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund pursues its investment objective by investing in a portfolio primarily of equity securities of issuers in the Energy Industry. The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources, including renewable energy and other enterprises that drive the majority of the earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities, such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.
Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

10

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.
Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.
Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets and liabilities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of October 31, 2024, is as follows:

	Total Value at 10/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ASSETS
United States Common Stock	$ 44,123,628	$ 44,123,628	$—	$ —
Master Limited Partnerships	19,411,477	19,411,477	—	—
Canadian Common Stock	7,538,616	7,538,616	—	—
British Common Stock	2,673,004	2,673,004	—	—
French Common Stock	1,822,998	1,822,998	—	—
Italian Common Stock	172,247	172,247	—	—
Danish Common Stock	100,602	100,602	—	—
Spanish Common Stock	4,659	4,659	—	—
Short Term Investments	1,178,535	1,178,535	—	—
Other Financial Instruments*
Equity Contracts - Swaps	31,089	—	31,089	—
Total	$ 77,056,855	$ 77,025,766	$31,089	$—
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(23,123)	—	(23,123)	—
Total	$(23,123)	$—	$ (23,123)	$—

*
Other Financial Instruments, such as swaps, are not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation). Total Return Swaps can be located in the Schedule of Total Return Swaps.

For further information regarding security characteristics, see the Schedule of Investments.

11

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The Fund did not have any transfers in or out of Level 3 during the twelve months ended October 31, 2024. Transfers in and out of levels are recognized at market value at the end of the period.
At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.
Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The Board designated the Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund. The Manager is responsible for periodically assessing and managing any material risks associated with any fair value determinations. The Manager appointed the Chief Accounting Officer and Chief Compliance Officer of the Manager to be primarily responsible for the oversight of the fair valuation procedures for the Fund.
MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and may have no ability to annually elect directors. MLPs generally distribute all available net cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of an MLP.
Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives sold as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.
Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at October 31, 2024, by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Appreciation on swaps	$ 31,089	Depreciation on swaps	$ 23,123
Total		$ 31,089		$ 23,123

The effect of Derivative Instruments on the Statement of Operations for the twelve months ended October 31, 2024:

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Income
Type of Derivative Risk	Net Realized Gain/(Loss) on Swaps	Net Change in Unrealized Appreciation/Depreciation on Swaps
Equity Contracts - Swaps	$ 590,074	$ 186,804
Total	$ 590,074	$ 186,804

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral

12

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain payables and/or receivables with collateral held and/or posted to create one single payment. The provisions of the ISDA Master Agreement typically permit a single net payment by the non-defaulting party in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives, such as securities sold short, or by agreement between the Fund and the counterparty in the case of OTC derivatives. For the Fund, its OTC swap counterparty required an initial collateral balance equaling 20% of the initial notional value of the swaps for the twelve months ended October 31, 2024. Additional collateral requirements are calculated by netting the mark to market amount for each transaction and comparing that amount to the value of any collateral currently pledged by the Fund to the counterparty (and vice versa). In the case of exchange traded and centrally cleared derivatives, for which the broker or clearing house establishes minimum margin requirements, brokers can ask for margining in excess of the minimum established by the relevant clearing house in certain circumstances. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Restricted Cash. The cash collateral is held at the Fund’s custodian pursuant to a tri-party agreement. In the case of OTC derivatives, generally the amount of collateral due from or to a party has to exceed a minimum threshold before a transfer is made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 6 “Counterparty Risk”. The Fund’s ISDA Master Agreement provides for the bilateral right of counterparties to terminate derivative contracts prior to maturity due to certain defined Events of Default (including but not limited to failure to pay or deliver or breach of agreement) or defined Termination Events (including but not limited to illegality, tax events or credit events), which could cause the Fund to accelerate payment of any net liability owed to the counterparty.
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities:
The following table, as of October 31, 2024, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to a master netting agreement or an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities:
Assets

Gross Amounts not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amounts(1)
Total Return Equity Swaps
BNP Paribas	$ 31,089	$ (23,123)	$ —	$ —	$ 7,966
	$ 31,089	$ (23,123)	$—	$—	$ 7,966

13

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
Liabilities

Gross Amounts not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amounts(2)
Total Return Equity Swaps
BNP Paribas	$ 23,123	$ (23,123)	$ —	$ —	$ —
	$ 23,123	$ (23,123)	$—	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
(1)	Net amount represents the net amount receivable from the counterparty in the event of a default.
(2)	Net amount represents the net amount payable to the counterparty in the event of a default.
Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.
Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain (loss) on investments shown on the Statement of Operations.
Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net change in unrealized appreciation/(depreciation) on foreign currency translations shown on the Statement of Operations.
Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation

14

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.
The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of October 31, 2024, is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the twelve months ended October 31, 2024, the average volume of long Total Return Equity Swaps was $4,519,278 based on the monthly notional amount. For the twelve months ended October 31, 2024, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.
Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. The Fund may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the Fund's securities. For MLP securities, distributions received are recorded as a return of capital. For all other securities, distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income and expense is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.
Dividends and Distributions: The Fund intends to distribute all or substantially all of its investment company taxable income quarterly (computed without regard to the deduction for dividends paid), if any, and net capital gain annually, if any. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.
The tax character of distributions paid during the twelve months ended October 31, 2024, was as follows:

Ordinary Income	$2,458,949
Short-Term Capital Gains	$347,305
Long-Term Capital Gains	$395,831
Return of Capital	$—

The tax character of distributions paid during the twelve months ended October 31, 2023, was as follows:

Ordinary Income	$3,404,790
Short-Term Capital Gains	$15,790,344
Long-Term Capital Gains	$2,425,212
Return of Capital	$266,862

The Fund has a tax year end of October 31. As of October 31, 2024, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income	$ —
Accumulated Capital and Other Gain (Loss)	$3,550,691

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

15

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
Permanent book and tax accounting differences relating to the tax year ended October 31, 2024, have been reclassified to reflect a decrease in distributable earnings and an increase in paid in capital of $1,010,125. These differences are primarily due to passive loss limitations, pass through taxable income from investments, redemptions utilized as distributions and swap character reclasses. Net assets were not affected by this reclassification.
Capital Loss Carryforward: As of October 31, 2024, there were no capital losses available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended (the “Code”). During the tax year ended October 31, 2024, the Fund did not realize capital losses that will be carried forward indefinitely.
Federal Income Tax: The Fund intends to continue to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.
As of October 31, 2024, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

	Investments	Swaps	Total Portfolio
Tax Cost	$59,878,372	$ —	$59,878,372
Gross unrealized appreciation	17,863,439	31,089	17,894,528
Gross unrealized depreciation	(716,045)	(23,123)	(739,168)
Net unrealized appreciation/depreciation	$ 17,174,394	$7,966	$ 17,155,360

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.
As of October 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.
The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Connecticut. However, the Fund is not aware of any tax positions for which it is reasonably possible the total amounts of unrecognized tax benefits will change materially.
Expenses: The Fund will pay all of its own expenses incurred in its operations. Expenses are recorded on an accrual basis.
3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund’s investment manager with responsibility for the management of the Fund’s investment portfolio, subject to the supervision of the Board. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.
The Fund and the Manager continued the Expense Limitation Agreement through February 28, 2025. Under the Expense Limitation Agreement, the Manager has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
Any waiver or reimbursement by the Manager is subject to repayment by the Fund to the extent actual fees and expenses for a fiscal period are less the Fund’s expense limitation cap at the time of the waiver, provided, however that the Manager shall only be entitled to recoup such amounts for a period of 36 months after the date in which the fee or

16

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
expense was waived or reimbursed and that the Fund is able to make the repayment without exceeding the 1.25% expense limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board of Trustees.
Fees waived and expenses reimbursed subject to potential recovery are as follows:

Year of Expiration	Amount
2024	$36,582
2025	$358,811
2026	$350,572
2027	$324,717

U.S. Bank N.A. serves as custodian for the Fund and had custody of all securities and cash of the Fund and attended to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provided certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class. The plan provides that the Fund will pay the Distributor or the Adviser at an annual rate of 0.25% of the average daily net assets of Investor Class shares. No distribution fees are paid by Class I shares. These fees may be used to compensate any person for services or expenses incurred that are primarily intended to result in the sale of the Investor Class shares. These fees may also be used to compensate selling firms for providing personal and account maintenance services to shareholders of Investor Class shares. The Fund did not pay any commissions or other compensation, other than 12b-1 fees, to financial intermediaries or distributors during the Fund’s most recent twelve months ended October 31, 2024.
In addition, pursuant to an Administrative Service Plan adopted by the Fund, the Adviser is authorized to engage various financial intermediaries to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Administrative Shareholder Plan shall not exceed 0.15% of the average daily net assets of the Investor Class shares. No service fees are paid by Class I shares.
The Fund pays each member of the Board of Trustees who is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) an annual retainer fee of $40,000 which includes compensation for all regular quarterly board meetings and regular committee meetings.
4. PURCHASES AND SALES
The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities for the twelve months ended October 31, 2024, were as follows:

	Purchases	Sales
Other Investment Securities	$31,525,277	$50,632,848

5. SHARES OF BENEFICIAL INTEREST
The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers two classes of shares.

17

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS
The Fund’s investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.
The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.
The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the Statement of Assets and Liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the Statement of Assets and Liabilities date, credit risk is limited to amounts recorded in the Statement of Assets and Liabilities.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.
Counterparty Risk
Some of the markets in which the Fund effects its transactions are OTC markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
Other Risks
Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments.
For example, the conflicts between Russian and Ukraine and conflicts in the Middle East could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities could have a significant impact on certain Fund investments as well as Fund performance. The hostilities could have a significant impact on certain Fund investments as well as Fund performance.
7. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of EIP Growth and Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of EIP Growth and Income Fund (the “Fund”), the sole series of EIP Investment Trust, including the schedule of investments, as of October 31, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois
December 24, 2024
We have served as the auditor of the Fund since 2006.

19

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)
FUND PORTFOLIO HOLDINGS
The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Prior to its use of Form N-PORT, the Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q. The Fund’s Form N-PORT and N-Q filings are available on the SEC’s website at www.sec.gov.
PROXY VOTING
The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov. The Fund’s proxy voting record is available without charge on the Fund’s website at www.eipfunds.com or by calling 1-844-766-8694, or in the Fund’s most recently filed N-PX available on the SEC’s web site.
TAX INFORMATION
The Fund hereby reports as eligible for the corporate dividends received deduction available to corporate shareholders 44% of the ordinary income distributions made by the Fund during the twelve months ended October 31, 2024. The Fund hereby reports as qualified dividend income distributions 65% of the ordinary income distributions made by the Fund during the twelve months ended October 31, 2024. The Fund hereby reports as qualifying interest related dividends 6% of the ordinary income distributions made by the Fund during the twelve months ended October 31, 2024. The Fund and Fund shareholders must meet additional requirements (including any applicable holding period requirements) in order to receive favorable tax treatment with respect to the foregoing items and should consult their tax advisors in this regard. The above information is not to be use as a substitute for your Form 1099-DIV.
APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Board, including each of the Independent Trustees, considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser at a meeting held on June 13, 2024. In considering the renewal of the Advisory Agreement and reviewing the materials, the Board was assisted by counsel to the Trust and to the Independent Trustees, and by representatives of the Adviser.
The Trustees examined the Adviser’s ability to provide high quality investment management services to the Fund. The Trustees first considered the qualifications and experience of the Adviser’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at the Adviser who provide services to the Fund. The Trustees also considered the Adviser’s investment philosophy and research and decision-making processes, its ability to attract and retain capable research and advisory personnel and the costs associated with retaining such personnel, the capability of the Adviser’s senior management and staff, and the level of skill required to manage the Fund. In addition, the Trustees discussed with the Adviser information about the Adviser’s risk assessment and risk management process and capabilities.
The Trustees next reviewed the nature, cost, scope and quality of the Adviser’s services under the Advisory Agreement. The Trustees considered that these services include providing a continuous investment program to the Fund, adhering to the Fund’s investment restrictions, and complying with regulatory obligations such as voting proxies on the Fund’s behalf, serving as the administrator of the Fund’s liquidity risk management program, monitoring the Fund’s derivative risk exposure to sustain the Fund’s status as a “limited derivatives user”, administering the Trust’s liquidity program, as well as the Trust’s valuation program and serving as valuation designee, and providing a Chief Executive Officer, Chief Financial Officer, and Chief Compliance Officer for the Trust. Ms. Hogan note that the Manager also works with Fund Services to review and provide feedback on the Fund’s annual and semi-annual reports to shareholders, annual updated Prospectuses and SAIs, quarterly agendas, materials and draft minutes of Board meetings, and Fund-related marketing materials and other SEC filings. The Trustees also considered conditions that might affect the Adviser’s ability to provide high quality services to the Fund in the future under the Advisory Agreement, including the Adviser’s financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Adviser’s investment process, research capabilities and philosophy remain well suited to the Fund, given the Fund’s investment objectives and policies, and that the Adviser would be able to meet any reasonably foreseeable obligations under the Advisory Agreement and expense cap agreement.

20

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
The Trustees also reviewed information regarding the Fund’s performance over various periods ended December 31, 2023, as measured by the Fund’s Class I and Investor Class shares. Among other things, the Trustees reviewed comparisons of the Fund’s performance to other private and registered peer funds (some of which are advised by the Adviser) and the Adviser-advised separately managed accounts (“SMAs”) product composite performance that have investment strategies similar, but not identical, to that of the Fund. The Trustees noted that, over the one-year period ending December 31, 2023, the Fund’s net performance was comparable to the performance of most of its peer group funds despite under-performing the Alerian MLP Total Return Index. The Trustees also considered that the Fund’s net performance since inception surpassed other Funds in the peer group (as measured by the Fund’s Class I shares). The Trustees discussed with the Adviser the Fund’s performance relative to the performance of other funds and accounts managed by the Adviser and considered the Adviser’s explanation for why relative performance varied.
The Trustees next considered the management fees paid by the Fund under the Advisory Agreement and the total expenses for the Fund. They reviewed information concerning the Fund’s management fee in comparison to the management fees of peer group funds. The Trustees noted that the Fund’s contractual management fee (before any waivers or expense reimbursements) was in line with the contractual management fees of the other funds in the peer group. The Trustees also considered that the Adviser had agreed to waive its management fee and/or reimburse expenses of the Fund to the extent that the Fund’s total annual operating expenses (excluding certain expenses) exceed 1.25% through February 28, 2025.
The Trustees also considered information regarding management fees charged by the Adviser to other fund clients, as well as SMAs and unified managed accounts (“UMAs”) advised by the Adviser. The Trustees observed that the Adviser earns a lower fee from certain sub-advised funds, and also took into account that, in comparison to the Fund, the Adviser’s responsibilities with respect to these sub-advised funds are less extensive. The Trustees noted that SMAs also pay a lower fee, and considered that, as with the sub-advised funds, the services the Adviser provides to SMAs are different in nature than the services provided to the Fund. The Trustees also considered that the UMAs pay a lower fee, and that such accounts are only provided with a model, and EIP is not responsible for ongoing trading, regulatory, accounting or compliance services. In addition, the Trustees compared the total expense ratio of the Fund during its latest fiscal year to the total expense ratio of registered peer funds and noted that the Fund had a comparable expense ratio to its peers. The Trustees also noted the Adviser has renewed its contractual obligation to continue waiving its advisory fee and capping certain operating expenses of the Fund’s, as explained above, which will lower the amount of Fund expenses incurred by shareholders.
The Trustees considered information about the profitability of the Advisory Agreement to the Adviser. The Trustees considered the Adviser’s representation that, because of the expense cap in place, the Adviser is not collecting its full management fee. The Trustees also evaluated the benefits of the advisory relationship to the Adviser. This evaluation included, among other considerations, the direct and indirect benefits that the Adviser may receive from its relationship with the Fund, including any “fallout benefits” to the Adviser, such as “soft dollar” credits the Adviser receives from directing brokerage commissions to certain brokers. The Trustees noted that they review and discuss with the Adviser reports regarding the Fund’s brokerage commissions and soft dollar arrangements quarterly. The Trustees determined that the benefits to the Adviser from these “soft dollar” credits were reasonable, that the Fund also benefited from them, and that the credits were consistent with the soft dollar benefits typically derived by investment advisers to mutual funds.
The Trustees concluded that the current management fee for the Fund represents reasonable compensation in light of the nature and quality of the Adviser’s services to the Fund, the fees paid by competitive mutual funds, and the costs incurred by the Adviser in providing services to the Fund.
The Trustees also considered the extent to which economies of scale might be realized by the Adviser if the assets of the Fund were to grow. The Trustees determined that it does not appear that the Adviser is realizing benefits from economies of scale to such an extent that the management fee should be reduced or that breakpoints in the management fee should be implemented at this time. The Trustees noted that, because of the Fund’s small size and the Adviser’s contractual obligation to cap Fund expenses, the Adviser is not currently receiving its full management fee from the Fund. The Trustees reviewed the Manager’s responses to the Board that included summaries of the Manager’s compliance program, business continuity and information security policies. In addition, the Trustees reviewed the Adviser’s insurance coverage.

21

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
In its deliberations with respect to these matters, the full Board, including the Independent Trustees, was advised by counsel to the Trust and the Independent Trustees. The Independent Trustees considered the Advisory Agreement in Executive Session, as well as in the presence of the full Board. The Trustees weighed the foregoing matters in light of the advice given by Trust counsel and counsel to the Independent Trustees as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all of the matters considered. The Trustees judged the terms and conditions of the Advisory Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgement, that they were satisfied with the quality of investment advisory services provided by the Adviser, that the fees to be paid to the Adviser under the Advisory Agreement were fair and reasonable, given the scope and quality of the services rendered by the Adviser, and that approval of the Advisory Agreement was in the best interest of the Fund and its shareholders.
STATEMENT REGARDING THE TRUST’S LIQUIDITY RISK MANAGEMENT PROGRAM
Consistent with Rule 22e-4 promulgated under the 1940 Act, the Fund has adopted and implement a written liquidity risk management program (the “Program”). The Program seeks to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interest in the Fund. The Board has appointed the Adviser to administer the Program. The Adviser uses certain market and liquidity classification data provided by a third party in fulfilling its responsibilities as the Program administrator.
In accordance with with the requirements of Rule 22e-4, the Adviser conducted an annual review of the Program and, at a meeting of the Board held in August 2024, the Adviser presented a written report addressing the operation, adequacy, and effectiveness of the Program for the period from July 1, 2023, through June 30, 2024 (the “Reporting Period”). The report noted that there were no material changes to the Program and no material compliance exceptions identified under the Program during the Reporting Period. The report also included a discussion of liquidity monitoring during the Reporting Period and classification of the Fund’s investments. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk, and that it has operated effectively in managing this risk during the Reporting Period.

22

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
TRUSTEES AND OFFICERS OF THE TRUST
Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age, and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
INDEPENDENT TRUSTEES
Salvatore Faia DOB: December 1962 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee	Since December 2005	President and Chief Executive Officer, Vigilant Compliance, LLC (mutual fund and investment adviser compliance company) (since August 2004).	One	None
Michael W. Bradley DOB: January 1966 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee	Since August 2022
Founding member and Partner – Energy Market Strategy, Veriten (Energy-Focused Media Platform) (since January 2022); Managing Director Institutional Sales & Capital Markets, Tudor Pickering & Holt/Perella Weinberg Partners (Energy Investment and Merchant Banking)
(2005 – 2021).
			One	None
INTERESTED TRUSTEES
James J. Murchie(2) DOB: November 1957 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee and President	Since July 2006	Principal, President and Chief Executive Officer, Energy Income Partners, LLC (since 2006).	One	None
OFFICERS WHO ARE NOT TRUSTEES
Bruno Dos Santos DOB: January 1980 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Treasurer and Chief Financial and Accounting Officer	Since January 2019	Treasurer, Chief Financial & Accounting Officer, (since 2019), Controller (2017- 2018), Energy Income Partners, LLC.	N/A	N/A
Nandita Hogan DOB: December 1971 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Chief Compliance Officer, Chief Legal Officer and Anti-Money Laundering Compliance Officer Secretary	Since December 2015	Chief Compliance Officer, Chief Legal Officer and Anti-Money Laundering Compliance Officer (since 2015), Energy Income Partners, LLC.	N/A	N/A

(1)
Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Except as otherwise pro- vided by law, the Trust’s Declaration of Trust or Bylaws, the President and the Treasurer hold office until his or her resignation has been accepted by the Trustees or until his or her respective successor has been duly elected and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. All other officers hold office at the pleasure of the Trustees.

(2)	Mr. Murchie is deemed an “interested person” of the Fund due to his positions of Principal of the Manager and President of the Fund and due to his beneficial ownership of interests in the Manager.
The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and is available, without charge, upon request and on the SEC’s website (http://www.sec.gov).

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EIP Investment Trust

By (Signature and Title)*	/s/ James Murchie
James Murchie, Principal Executive Officer/President

Date	12/24/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Murchie
James Murchie, Principal Executive Officer/President

Date	12/24/2024

By (Signature and Title)*	/s/ Bruno Dos Santos
Bruno Dos Santos, Principal Financial Officer/Treasurer

Date	12/24/2024